Nature of Operations - Additional Information (Detail)		12 Months Ended
	Aug. 11, 2014	Dec. 31, 2015 Trust Location Branches Office
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust		5
Number of locations | Location		37
Number of branch offices | Branches		31
Number of loan production office | Office		1
Reverse stock split, description		1-for-5 reverse stock split
Reverse stock split ratio	0.2
DELAWARE
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust		4
CONNECTICUT
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of business trust		1